Income tax expenses (Tables)	6 Months Ended
Sep. 30, 2020
Schedule of composition of income tax expenses

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Current income tax expense	10,437	9,010
Deferred taxation	(910)	4,025
	9,527	13,035